Organization	0 Months Ended
Apr. 05, 2011
Proshares Ultra DJ-UBS Natural Gas [Member]
Organization	NOTE 1 – ORGANIZATION

ProShares Trust II (the "Trust") was organized as a Delaware statutory trust on October 9, 2007 and offers or expects to offer from time-to-time common units of beneficial interest (the "Shares") in each of its twenty-four series (each, a "Fund", and collectively, the "Funds"). The twenty-four separate series are: ProShares Ultra DJ-UBS Commodity, ProShares UltraShort DJ-UBS Commodity, ProShares Ultra DJ-UBS Crude Oil, ProShares UltraShort DJ-UBS Crude Oil, ProShares Ultra DJ-UBS Natural Gas, ProShares Short DJ-UBS Natural Gas, ProShares UltraShort DJ-UBS Natural Gas, ProShares Short Gold, ProShares Ultra Gold, ProShares UltraShort Gold, ProShares Ultra Silver, ProShares UltraShort Silver, ProShares Ultra Euro, ProShares UltraShort Euro, ProShares Ultra Yen ProShares UltraShort Yen, ProShares Ultra VIX Short-Term Futures ETF, ProShares VIX Short-Term Futures ETF, ProShares Short VIX Short-Term Futures ETF, ProShares UltraShort VIX Short-Term Futures ETF, ProShares Ultra VIX Mid-Term Futures ETF, ProShares VIX Mid-Term Futures ETF, ProShares Short VIX Mid-Term Futures ETF and ProShares UltraShort VIX Mid-Term Futures ETF.

Each of the following two Funds, ProShares Ultra DJ-UBS Natural Gas and ProShares UltraShort DJ-UBS Natural Gas (each a "New Natural Gas Fund", and collectively the "New Natural Gas Funds"), have Statements of Financial Conditions presented in this Prospectus and had no operations prior to April 5, 2011 other than matters relating to their organization, the registration of each series under the Securities Act of 1933, as amended, and the sale and issuance to ProShare Capital Management LLC (the "Sponsor") of ownership shares at an aggregate purchase price of $400 in each of the two New Natural Gas Funds. Offerings of Shares of the New Natural Gas Funds have not commenced as of the date of this report. The other twenty-two Funds are not the subject of this report.

ProShares Ultra DJ-UBS Natural Gas seeks daily investment results (before fees and expenses) that correspond to twice (200%) the daily performance of its corresponding benchmark. ProShares UltraShort DJ-UBS Natural Gas seeks daily investment results (before fees and expenses) that correspond to twice (200%) the inverse (opposite) of the daily performance of its corresponding benchmark. Each New Natural Gas Fund intends to obtain exposure to its corresponding index by investing in futures contracts based on the New York Mercantile Exchange (the "NYMEX") natural gas index.

The New Natural Gas Funds do not seek to achieve their stated investment objective over a period of time greater than one day because mathematical compounding prevents the New Natural Gas Funds from achieving such results. Accordingly, results over periods of time greater than one day should not be expected to be a simple multiple (+200 or -200%) of the period return of the corresponding benchmark and will likely differ significantly.

Proshares Ultra Short DJ-UBS Natural Gas [Member]
Organization	NOTE 1 – ORGANIZATION

ProShares Trust II (the "Trust") was organized as a Delaware statutory trust on October 9, 2007 and offers or expects to offer from time-to-time common units of beneficial interest (the "Shares") in each of its twenty-four series (each, a "Fund", and collectively, the "Funds"). The twenty-four separate series are: ProShares Ultra DJ-UBS Commodity, ProShares UltraShort DJ-UBS Commodity, ProShares Ultra DJ-UBS Crude Oil, ProShares UltraShort DJ-UBS Crude Oil, ProShares Ultra DJ-UBS Natural Gas, ProShares Short DJ-UBS Natural Gas, ProShares UltraShort DJ-UBS Natural Gas, ProShares Short Gold, ProShares Ultra Gold, ProShares UltraShort Gold, ProShares Ultra Silver, ProShares UltraShort Silver, ProShares Ultra Euro, ProShares UltraShort Euro, ProShares Ultra Yen ProShares UltraShort Yen, ProShares Ultra VIX Short-Term Futures ETF, ProShares VIX Short-Term Futures ETF, ProShares Short VIX Short-Term Futures ETF, ProShares UltraShort VIX Short-Term Futures ETF, ProShares Ultra VIX Mid-Term Futures ETF, ProShares VIX Mid-Term Futures ETF, ProShares Short VIX Mid-Term Futures ETF and ProShares UltraShort VIX Mid-Term Futures ETF.

Each of the following two Funds, ProShares Ultra DJ-UBS Natural Gas and ProShares UltraShort DJ-UBS Natural Gas (each a "New Natural Gas Fund", and collectively the "New Natural Gas Funds"), have Statements of Financial Conditions presented in this Prospectus and had no operations prior to April 5, 2011 other than matters relating to their organization, the registration of each series under the Securities Act of 1933, as amended, and the sale and issuance to ProShare Capital Management LLC (the "Sponsor") of ownership shares at an aggregate purchase price of $400 in each of the two New Natural Gas Funds. Offerings of Shares of the New Natural Gas Funds have not commenced as of the date of this report. The other twenty-two Funds are not the subject of this report.

ProShares Ultra DJ-UBS Natural Gas seeks daily investment results (before fees and expenses) that correspond to twice (200%) the daily performance of its corresponding benchmark. ProShares UltraShort DJ-UBS Natural Gas seeks daily investment results (before fees and expenses) that correspond to twice (200%) the inverse (opposite) of the daily performance of its corresponding benchmark. Each New Natural Gas Fund intends to obtain exposure to its corresponding index by investing in futures contracts based on the New York Mercantile Exchange (the "NYMEX") natural gas index.

The New Natural Gas Funds do not seek to achieve their stated investment objective over a period of time greater than one day because mathematical compounding prevents the New Natural Gas Funds from achieving such results. Accordingly, results over periods of time greater than one day should not be expected to be a simple multiple (+200 or -200%) of the period return of the corresponding benchmark and will likely differ significantly.

Proshares Ultra VIX Short-Term Futures ETF [Member]
Organization

NOTE 1 – ORGANIZATION

ProShares Trust II (the "Trust") was organized as a Delaware statutory trust on October 9, 2007 and offers or expects to offer from time-to-time common units of beneficial interest (the "Shares") in each of its twenty-four series (each, a "Fund", and collectively, the "Funds"). The twenty-four separate series are: ProShares Ultra DJ-UBS Commodity, ProShares UltraShort DJ-UBS Commodity, ProShares Ultra DJ-UBS Crude Oil, ProShares UltraShort DJ-UBS Crude Oil, ProShares Ultra DJ-UBS Natural Gas, ProShares Short DJ-UBS Natural Gas, ProShares UltraShort DJ-UBS Natural Gas, ProShares Short Gold, ProShares Ultra Gold, ProShares UltraShort Gold, ProShares Ultra Silver, ProShares UltraShort Silver, ProShares Ultra Euro, ProShares UltraShort Euro, ProShares Ultra Yen ProShares UltraShort Yen, ProShares Ultra VIX Short-Term Futures ETF, ProShares VIX Short-Term Futures ETF, ProShares Short VIX Short-Term Futures ETF, ProShares UltraShort VIX Short-Term Futures ETF, ProShares Ultra VIX Mid-Term Futures ETF, ProShares VIX Mid-Term Futures ETF, ProShares Short VIX Mid-Term Futures ETF and ProShares UltraShort VIX Mid-Term Futures ETF.

Each of the following six Funds, ProShares Ultra VIX Short-Term Futures ETF, ProShares Short VIX Short-Term Futures ETF, ProShares UltraShort VIX Short-Term Futures ETF, ProShares Ultra VIX Mid-Term Futures ETF, ProShares Short VIX Mid-Term Futures ETF and ProShares UltraShort VIX Mid-Term Futures ETF (each a "New VIX Fund", collectively, the "New VIX Funds"), have Statements of Financial Conditions presented in this Prospectus and had no operations prior to April 5, 2011 other than matters relating to their organization, the registration of each series under the Securities Act of 1933, as amended, and the sale and issuance to ProShare Capital Management LLC (the "Sponsor") of ownership shares at an aggregate purchase price of $400 in each of the six New VIX Funds. Offerings of Shares of those New VIX Funds have not commenced as of the date of this report. The other eighteen Funds are not the subject of this report.

Each "Ultra" New VIX Fund seeks daily investment results (before fees and expenses) that correspond to twice (200%) the daily performance of its corresponding benchmark. Each "Short" New VIX Fund seeks daily investment results (before fees and expenses) that correspond to the inverse (opposite) of the daily performance of its corresponding benchmark. Each "UltraShort" New VIX Fund seeks daily investment results (before fees and expenses) that correspond to twice (200%) the inverse (opposite) of the daily performance of its corresponding benchmark. Each New VIX Fund intends to obtain exposure to its corresponding index by investing in futures contracts based on the Chicago Board Options Exchange ("CBOE") Volatility Index (the "VIX").

The New VIX Funds do not seek to achieve their stated investment objective over a period of time greater than one day because mathematical compounding prevents the New VIX Funds from achieving such results. Accordingly, results over periods of time greater than one day should not be expected to be a simple multiple (+200, -100 or -200%) of the period return of the corresponding benchmark and will likely differ significantly.

The current benchmark for "Short-Term" New VIX Funds is the S&P 500 Short-Term Index (the "Short-Term Index") and the current benchmark for "Mid-Term" New VIX Funds is the S&P 500 Mid-Term Index (the "Mid-Term Index").

Proshares Short VIX Short-Term Futures ETF [Member]
Organization

NOTE 1 – ORGANIZATION

ProShares Trust II (the "Trust") was organized as a Delaware statutory trust on October 9, 2007 and offers or expects to offer from time-to-time common units of beneficial interest (the "Shares") in each of its twenty-four series (each, a "Fund", and collectively, the "Funds"). The twenty-four separate series are: ProShares Ultra DJ-UBS Commodity, ProShares UltraShort DJ-UBS Commodity, ProShares Ultra DJ-UBS Crude Oil, ProShares UltraShort DJ-UBS Crude Oil, ProShares Ultra DJ-UBS Natural Gas, ProShares Short DJ-UBS Natural Gas, ProShares UltraShort DJ-UBS Natural Gas, ProShares Short Gold, ProShares Ultra Gold, ProShares UltraShort Gold, ProShares Ultra Silver, ProShares UltraShort Silver, ProShares Ultra Euro, ProShares UltraShort Euro, ProShares Ultra Yen ProShares UltraShort Yen, ProShares Ultra VIX Short-Term Futures ETF, ProShares VIX Short-Term Futures ETF, ProShares Short VIX Short-Term Futures ETF, ProShares UltraShort VIX Short-Term Futures ETF, ProShares Ultra VIX Mid-Term Futures ETF, ProShares VIX Mid-Term Futures ETF, ProShares Short VIX Mid-Term Futures ETF and ProShares UltraShort VIX Mid-Term Futures ETF.

Each of the following six Funds, ProShares Ultra VIX Short-Term Futures ETF, ProShares Short VIX Short-Term Futures ETF, ProShares UltraShort VIX Short-Term Futures ETF, ProShares Ultra VIX Mid-Term Futures ETF, ProShares Short VIX Mid-Term Futures ETF and ProShares UltraShort VIX Mid-Term Futures ETF (each a "New VIX Fund", collectively, the "New VIX Funds"), have Statements of Financial Conditions presented in this Prospectus and had no operations prior to April 5, 2011 other than matters relating to their organization, the registration of each series under the Securities Act of 1933, as amended, and the sale and issuance to ProShare Capital Management LLC (the "Sponsor") of ownership shares at an aggregate purchase price of $400 in each of the six New VIX Funds. Offerings of Shares of those New VIX Funds have not commenced as of the date of this report. The other eighteen Funds are not the subject of this report.

Each "Ultra" New VIX Fund seeks daily investment results (before fees and expenses) that correspond to twice (200%) the daily performance of its corresponding benchmark. Each "Short" New VIX Fund seeks daily investment results (before fees and expenses) that correspond to the inverse (opposite) of the daily performance of its corresponding benchmark. Each "UltraShort" New VIX Fund seeks daily investment results (before fees and expenses) that correspond to twice (200%) the inverse (opposite) of the daily performance of its corresponding benchmark. Each New VIX Fund intends to obtain exposure to its corresponding index by investing in futures contracts based on the Chicago Board Options Exchange ("CBOE") Volatility Index (the "VIX").

The New VIX Funds do not seek to achieve their stated investment objective over a period of time greater than one day because mathematical compounding prevents the New VIX Funds from achieving such results. Accordingly, results over periods of time greater than one day should not be expected to be a simple multiple (+200, -100 or -200%) of the period return of the corresponding benchmark and will likely differ significantly.

The current benchmark for "Short-Term" New VIX Funds is the S&P 500 Short-Term Index (the "Short-Term Index") and the current benchmark for "Mid-Term" New VIX Funds is the S&P 500 Mid-Term Index (the "Mid-Term Index").